Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Leasehold Improvement, Net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2024	December 31, 2025
	RMB	RMB
Leasehold improvement	3,735	3,740
Furniture and office equipment	1,311	1,104
Electronic equipment and others	4,476	3,870
Total property, equipment and leasehold improvement	9,522	8,714
Less: accumulated depreciation	(8,154)	(7,883)
Property, equipment and leasehold improvement, net	1,368	831